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Alliance
Municipal
Trust

- Massachusetts
  Portfolio

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                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2000

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

LETTER TO SHAREHOLDERS       Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

August 2, 2000

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Massachusetts Portfolio for the annual reporting period ended June 30, 2000.

U.S. financial markets were anticipating some signs of a slowdown for the first half of 2000--some sign that past Fed rate hikes were having an effect and that little, if any, further tightening would be necessary. The U.S. economy, however, has continued to grow. The U.S. Commerce Department recently reported that the U.S. economy grew at an impressive, seasonally-adjusted annual rate of +5.2% during the spring quarter. Inflation, as measured by the broad and reliable gross domestic purchases and personal consumption price indices, held stable at 2.5% on a year-earlier basis. The second-quarter growth number, well above the 3.5% to 4.0%, consensus and actually faster than a downward-revised quarter-one growth rate of +4.8%, created immediate anxiety. As a result, interest rates headed higher and stock prices headed lower.

The U.S. economy's gross domestic product report does, however, give evidence to some signs of cooling off. For example, a key measure of aggregate demand (real final sales) slowed sharply to +4.2% from +6.7% in the first quarter. Monthly evidence that consumers had taken a break from their long-running shopping spree was confirmed. Household spending dipped to just +3.0% in the second quarter versus +7.6% in the first quarter. Unwanted inventories added a full percentage point to second-quarter growth. We also believe that a more meaningful comparison can be made between growth during the second half of 1999 (+7.0%) and growth during the first half of this year (+5.0%).

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out an upbeat forecast for the U.S. economy and rendered a somewhat self-congratulatory assessment of the role the Federal Reserve has played in securing that future. To be sure, we welcome his endorsement of both the "New Economy" paradigm and our own bullishness about accelerating productivity. The subsequent report on employment costs, showing a quarter-to-quarter gain of only 1.0% in the spring versus a 1.4% rise in the first quarter, and the soon-to-be-released report on second-quarter productivity, should help to validate the Chairman's optimism. Mr. Greenspan is repositioning the Fed to play a more reactive role going forward. He understands that financial markets should and must take the lead role in terms of steering the New Economy. As a consequence, although we still believe the Fed will tighten further, we look for that tightening to come late in the year and only after the bond market has laid the groundwork.

As for U.S. financial markets, the road to higher prices will be a bit bumpier than we expected. Inaction by the Fed toward the end of August could open the window to the upside, but for now we see more volatility than opportunity. With an election in front of us, the next several months could be a difficult time for investors. Therefore investors may want to use periods of asset market strength to establish more defensive positions.

We appreciate your investment in the portfolios of Alliance Municipal Trust-Massachusetts Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2000                Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                             Yield       Value
-------------------------------------------------------------------------------
              MUNICIPAL BONDS- 93.8%
              MASSACHUSETTS-93.8%
              Billerica GO
              FGIC Series 99
$       700   12/15/00............................    4.10%   $    710,528
              Boston Water & Sewer
              Commission Revenue
              Series 94A
      1,300   11/01/24 (b)........................     4.50       1,300,000
              Bourne GO BAN
              Series 99B
      2,000   9/29/00.............................     3.75       2,002,372
              Fitchburg GO
              FSA Series 99
        550   11/15/00............................     3.90         555,198
              Freetown GO BAN
              Series 00 WI
      3,000   7/16/01 (b).........................     4.50       3,007,140
              Holyoke Pollution
              Control Revenue
              (Holyoke Water Power)
              Series 88
      3,000   11/01/13 (b)........................     4.60       3,000,000
              Kingston GO
              FGIC Series 99
        445   11/15/00............................     3.92         447,554
              Massachusetts Bay
              Transport Authority
              (General Transportation
              Systems)
              Series 99
      1,000   3/01/14 (b).........................     4.65       1,000,000
              Massachusetts
              Development Finance
              Agency
              (Elderhostel, Inc. Project)
              Series 00
      3,000   8/01/30 (b).........................     4.65       3,000,000
              Massachusetts
              Development Finance
              Agency
              (ICC Realty Project)
              Series 97
              AMT
      1,700   12/01/16 (b)........................     4.85       1,700,000
              Massachusetts
              Development Finance
              Agency
              (Marine Biological Lab
              Issue)
              Series 00
      2,000   2/01/30 (b).........................     4.65%      2,000,000
              Massachusetts
              Development Finance
              Agency
              (New Bedford Whaling
              Museum)
              Series 99
      2,400   9/01/29 (b).........................     4.70       2,400,000
              Massachusetts
              Development Finance
              Agency
              (Newton Country Day
              School)
              Series 00
      2,200   1/01/30 (b).........................     4.65       2,200,000
              Massachusetts
              Development Finance
              Agency
              (Waste Management)
              Series 99
              AMT
      2,000   7/01/29 (b).........................     4.90       2,000,000
              Massachusetts GO
              Series 97
        500   8/01/00.............................     3.71         500,535
              Massachusetts GO
              Series 97 B
      2,500   8/01/15 (b).........................     4.60       2,500,000
              Massachusetts GO
              Series 98A
      2,900   9/01/16 (b).........................     4.50       2,900,000
              Massachusetts Health &
              Education
              (Harvard University)
              Series 89L
      3,000   1/01/24 (b).........................     4.40       3,000,000
              Massachusetts Health &
              Education
              (Univer. of Massachusetts)
              Series 00A
      4,300   11/01/30 (b)........................     4.55       4,300,000

                             Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                            Yield       Value
-------------------------------------------------------------------------------
              Massachusetts Health &
              Education Facility
              (Brigham & Women's
              Hospital)
              Series 85A
$     2,440   7/01/17 (b).........................     4.60%   $  2,440,000
              Massachusetts Health &
              Education Facility
              (Wellesley College)
              Series 92E
      2,285   7/01/22 (b).........................     4.40       2,285,000
              Massachusetts Health &
              Educational Facilities
              Authority
              (Boston University)
              Series H
      3,000   12/01/29 (b)........................     4.65       3,000,000
              Massachusetts Health &
              Educational Facilities
              Authority
              (Partners Healthcare
              System)
              Series 97P-1
      2,350   7/01/27 (b).........................     4.60       2,350,000
              Massachusetts Health &
              Educational Facilities
              Authority
              (Partners Healthcare
              System)
              Series 97P-2
      1,000   7/01/27 (b).........................     4.70       1,000,000
              Massachusetts IFA
              (ADP Inc. Project)
              Series 97
      1,000   12/01/19 (b)........................     4.85       1,000,000
              Massachusetts IFA
              (America Tech)
              Series 97
              AMT
        500   8/01/22 (b).........................     4.85         500,000
              Massachusetts IFA
              (Berkshire Project)
              Series 90
      3,700   9/01/20 (b)(c)......................     4.75       3,700,000
              Massachusetts IFA
              (Buckingham Browne)
      1,700   5/01/27 (b).........................     4.65       1,700,000
              Massachusetts IFA
              (Carand Realty Trust)
              AMT
        725   5/01/17 (b).........................     4.75         725,000
              Massachusetts IFA
              (KMS Companies)
              Series 96
              AMT
      3,400   5/01/16 (b).........................     4.75%      3,400,000
              Massachusetts IFA
              (Mount Ida College
              Project)
              Series 97
              AMT
      1,440   12/01/27 (b)........................     4.65       1,440,000
              Massachusetts IFA
              (Nutramax Prods Inc.)
              Series 96
              AMT
      2,600   5/01/16 (b).........................     4.80       2,600,000
              Massachusetts IFA
              (Showa Womens
              Institute, Inc.)
              Series 94
      3,500   3/15/04 (b).........................     4.75       3,500,000
              Massachusetts IFA
              (Tamasi Family
              Development)
              Series 98
        800   5/01/13 (b).........................     4.75         800,000
              Massachusetts IFA
              (Techprint Issue)
              Series 97
              AMT
        812   6/01/17 (b).........................     4.65         812,000
              Massachusetts IFA PCR
              (Holyoke Water &
              Power Co.)
              Series 90
              AMT
      3,500   12/01/20 (b)........................     4.70       3,500,000
              Massachusetts Municipal
              Wholesale Electric
              AMBAC Series 92B
      1,000   7/01/00.............................     3.90       1,000,000
              Massachusetts Port
              Authority
              FGIC Series 90A
      1,100   7/01/00.............................     3.70       1,100,000
              Massachusetts Water
              Resources Authority
              FGIC Series 98D
      1,000   11/01/26 (b)........................     4.60       1,000,000

STATEMENT OF NET ASSETS
(continued)                  Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

 Principal
  Amount
   (000)      Security(a)                             Yield       Value
-------------------------------------------------------------------------------
              Medfield GO
              Series 99
$       470   8/15/00.............................    3.75%   $    471,770
              Salisbury GO
              MBIA Series 99
        510   8/01/00.............................    3.62         511,315
              Upper Blackstone
              (Water Pollution
              Abatement Dist.)
              AMBAC Series 99
        335   8/01/00.............................    3.71         335,979
                                                              ------------
              Total Municipal Bonds
              (amortized cost
              $77,694,391)........................              77,694,391
                                                              ------------
              COMMERCIAL PAPER- 6.3%
              MASSACHUSETTS-6.3%
              Massachusetts Water
              Resources Authority
              Series 94
      3,235   9/07/00.............................    4.41%      3,235,000
              Massachusetts Water
              Resources Authority
              Series 94
      2,000   9/21/00.............................    4.30       2,000,000
                                                              ------------
              Total Commercial Paper
              (amortized cost
              $5,235,000).........................                5,235,000
                                                               ------------
              TOTAL INVESTMENTS-100.1%
              (amortized cost
              $82,929,391)........................               82,929,391
              Other assets less
              liabilities-(0.1%)..................                 (116,120)
                                                               ------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              82,813,271 shares
              outstanding)........................             $ 82,813,271
                                                               ============

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(a)   All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Security, or portion thereof, with an aggregate market value of $3,700,000 has been segregated to collateralize when issued security.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance
      GO    - General Obligation
      IFA   - Industrial Finance Authority
      MBIA  - Municipal Bond Investors Assurance
      PCR   - Pollution Control Revenue
      WI    - When Issued

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2000     Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

INVESTMENT INCOME
  Interest ............................................             $ 3,193,732
EXPENSES
  Advisory fee (Note B) ........................................    $   425,987
  Distribution assistance and administrative service (Note C) ..        422,480
  Custodian fees ...............................................         71,419
  Transfer agency (Note B) .....................................         27,434
  Registration fees ............................................         27,427
  Audit and legal fees .........................................         15,350
  Printing .....................................................          8,895
  Trustees' fees ...............................................          3,081
  Amortization of organization expense .........................          2,467
  Miscellaneous ................................................          2,450
                                                                    -----------
  Total expenses ...............................................      1,006,990
  Less: expense reimbursement ..................................      (155,015)
                                                                    -----------
  Net expenses .................................................       851,975
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................    $ 2,341,757
                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
===============================================================================

                                                   Year Ended      Year Ended
                                                  June 30, 2000   June 30, 1999
                                                  -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income ........................   $  2,341,757    $    896,822
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income ........................     (2,341,757)      (896,822)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E) ........................     32,333,186      22,647,685
                                                   ------------    ------------
  Total increase ...............................     32,333,186      22,647,685
NET ASSETS
  Beginning of period ..........................     50,480,085      27,832,400
                                                   ------------    ------------
  End of period ................................   $ 82,813,271    $ 50,480,085
                                                   ============    ============

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See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2000                Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July 2002.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2000, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

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NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2000, the reimbursement amounted to $155,015.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2000.

For the year ended June 30, 2000, the Fund's expenses were reduced by $136 under an expense offset arrangement with Alliance Fund Services, Inc.

                             Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2000, the distribution fee amounted to $212,994. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2000, such payments by the Portfolio amounted to $209,486, a substantial portion of which was paid to the Adviser and its affiliates.

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NOTE D: Investment Transactions

At June 30, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

-------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2000, capital paid-in aggregated $82,813,271. Transactions, all at $1.00 per share, were as follows:

                                                    Year Ended      Year Ended
                                                     June 30,        June 30,
                                                       2000            1999
                                                   ------------    ------------
Shares sold ....................................    351,357,927     157,532,699
Shares issued on reinvestments of dividends ....      2,341,757         896,822
Shares redeemed ................................   (321,366,498)  (135,781,836)
                                                   ------------    ------------
Net increase ...................................     32,333,186      22,647,685
                                                   ============    ============

FINANCIAL HIGHLIGHTS         Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                     Year Ended June 30,        April 17, 1997(a)
                                                -------------------------------       through
                                                 2000        1999        1998     June 30, 1997
                                                -------     -------     -------       -------
Net asset value, beginning of period ........   $  1.00     $  1.00     $  1.00       $  1.00
                                                -------     -------     -------       -------
Income From Investment Operations
Net investment income (b) ...................      .027        .023        .028          .007
                                                -------     -------     -------       -------
Less: Dividends
Dividends from net investment income ........     (.027)      (.023)      (.028)        (.007)
                                                -------     -------     -------       -------
Net asset value, end of period ..............   $  1.00     $  1.00     $  1.00       $  1.00
                                                =======     =======     =======       =======
Total Return
Total investment return based on net asset
  value (c) .................................      2.73%       2.31%       2.83%          .72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ...   $82,813     $50,480     $27,832       $15,046
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements ..........................      1.00%       1.00%        .85%          .50%(d)
  Expenses, before waivers and
    reimbursements ..........................      1.18%       1.47%       1.37%         2.99%(d)
  Net investment income (b) .................      2.75%       2.26%       2.80%         3.47%(d)

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(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

REPORT OF INDEPENDENT
ACCOUNTANTS                  Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Massachusetts Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - Massachusetts Portfolio (the "Fund") at June 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended June 30, 1999, including the financial highlights for each of the four years in the period then ended, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
July 28, 2000

                             Alliance Municipal Trust - Massachusetts Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
  Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

-------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - Massachusetts Portfolio              ---------------
1345 Avenue of the Americas, New York, NY 10105                    BULK RATE
Toll free 1 (800) 221-5672                                       U.S. POSTAGE
                                                                     PAID
Yields. For current recorded yield information on                New York, NY
Alliance Municipal Trust, call on a touch-tone                  Permit No. 7131
telephone toll-free (800) 251-0539 and press the                ---------------
following sequence of keys:

-  -  -  -  -  -  -
*  *  1  2  1  5  #
-  -  -  -  -  -  -

For non-touch-tone telephones, call toll-free (800) 221-9513
------------------------------------------------------------

Alliance Capital[LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTMAAR600